Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 49,337,246,000	$ 7,561,264	¥ 11,890,092,000	¥ (2,800,550,000)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	6,067,654,000	929,909	5,828,055,000	5,560,034,000
Share-based compensation	4,155,933,000	636,926	3,694,955,000	3,659,989,000
(Gains)/losses from disposal of property, equipment and software	67,545,000	10,352	65,492,000	(11,166,000)
Gain from extinguishment of debt	(11,101,000)	(1,701)
Deferred income tax	(718,927,000)	(110,180)	533,117,000	(10,454,000)
Amortization of discounts and issuance costs of the unsecured senior notes	19,255,000	2,951	14,812,000	13,649,000
Allowance for doubtful accounts	352,803,000	54,070	423,748,000	170,456,000
Impairment of goodwill and intangible assets				22,317,000
Impairment of investments	207,571,000	31,812	1,954,031,000	593,138,000
Fair value change of long-term investments	(29,482,650,000)	(4,518,414)	(3,495,709,000)	1,512,979,000
Gain from business and investment disposals	(278,747,000)	(42,720)	(1,199,407,000)	(1,320,266,000)
Gain on sale of development properties	(1,648,747,000)	(252,682)	(3,884,709,000)
Share of results of equity investees	(4,291,453,000)	(657,694)	1,738,219,000	1,113,105,000
Foreign exchange (gains)/losses	89,992,000	13,792	(124,070,000)	192,491,000
Changes in operating assets and liabilities:
Accounts receivable	(412,132,000)	(63,162)	3,723,398,000	4,162,592,000
Advance to suppliers	(2,299,810,000)	(352,461)	(127,812,000)	(75,370,000)
Inventories	799,356,000	122,507	(13,915,610,000)	(2,342,058,000)
Prepayments and other current assets	(259,551,000)	(39,778)	275,714,000	(945,183,000)
Amount due from related parties	582,846,000	89,325	(1,500,728,000)	1,769,930,000
Operating lease right-of-use assets	(2,922,000,000)	(447,816)	(1,407,345,000)
Other non-current assets	(870,857,000)	(133,465)	(408,937,000)	44,990,000
Accounts payable	11,094,782,000	1,700,350	10,391,341,000	5,466,698,000
Advance from customers	4,051,957,000	620,990	3,061,018,000	(745,854,000)
Deferred revenues	(235,231,000)	(36,051)	454,780,000	(603,464,000)
Taxes payable	849,043,000	130,122	722,781,000	166,120,000
Amount due to related parties	282,345,000	43,271	134,713,000	128,909,000
Accrued expenses and other current liabilities	4,783,792,000	733,144	4,417,646,000	5,158,390,000
Operating lease liabilities	3,233,403,000	495,541	1,521,635,000
Net cash provided by operating activities	42,544,317,000	6,520,202	24,781,220,000	20,881,422,000
Cash flows from investing activities:
Purchase of short-term investments	(60,746,562,000)	(9,309,818)	(24,501,345,000)	(2,518,000,000)
Maturity of short-term investments	25,148,440,000	3,854,167	2,018,324,000	9,053,087,000
Purchases of long-term time deposits	(5,000,000,000)	(766,284)
Purchases of investment securities	(1,121,545,000)	(171,884)	(770,818,000)	(4,562,283,000)
Cash received from disposal of investment securities	9,138,962,000	1,400,607	1,009,088,000	317,975,000
Prepayments and investments in equity investees	(16,938,995,000)	(2,596,015)	(10,508,432,000)	(17,398,204,000)
Cash received from disposal of equity investment	1,092,009,000	167,358	3,606,308,000	1,606,338,000
Cash paid for loan originations	(60,304,123,000)	(9,242,011)	(43,560,458,000)	(36,432,214,000)
Cash received from loan repayments	60,879,128,000	9,330,135	44,592,432,000	38,984,140,000
Purchase of property, equipment and software	(3,370,165,000)	(516,500)	(2,597,069,000)	(9,743,453,000)
Purchase of intangible assets	(19,361,000)	(2,967)	(41,449,000)	(130,797,000)
Purchase of land use rights	(1,518,259,000)	(232,683)	(1,039,106,000)	(4,136,305,000)
Cash paid for construction in progress	(7,549,109,000)	(1,156,952)	(5,321,968,000)	(7,358,939,000)
Cash received from sale of development properties	4,786,884,000	733,622	7,905,251,000
Cash paid for business combinations, net of cash acquired	671,356,000	102,890	(41,380,000)	(19,578,000)
Loans (provided to)/settled by JD Digits	(2,341,767,000)	(358,891)	4,148,796,000	6,259,241,000
Other investing activities	(617,481,000)	(94,634)	(247,531,000)
Net cash used in investing activities	(57,810,588,000)	(8,859,860)	(25,349,357,000)	(26,078,992,000)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	31,341,555,000	4,803,303		3,531,870,000
Repurchase of ordinary shares	(311,776,000)	(47,782)	(131,010,000)	(205,886,000)
Proceeds from issuance of ordinary shares pursuant to share-based awards	235,889,000	36,152	112,153,000	48,555,000
Proceeds from issuance of convertible redeemable preferred shares of JD Logistics	443,039,000	67,899		15,958,792,000
Capital injection from non-controlling interest shareholders	34,578,794,000	5,299,431	6,648,761,000	805,561,000
Proceeds from short-term borrowings	14,765,536,000	2,262,917	5,803,800,000	1,179,422,000
Repayment of short-term borrowings	(16,581,632,000)	(2,541,246)	(5,969,768,000)	(1,200,000,000)
Proceeds from long-term borrowings				2,890,575,000
Repayment of long-term borrowings	(123,296,000)	(18,896)
Proceeds from unsecured senior notes	6,803,716,000	1,042,715
Repurchase of unsecured senior notes	(72,326,000)	(11,084)
Repayment of nonrecourse securitization debt			(3,886,227,000)	(11,960,194,000)
Other financing activities	(7,904,000)	(1,211)	(5,242,000)	171,233,000
Net cash provided by financing activities	71,071,595,000	10,892,198	2,572,467,000	11,219,928,000
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(5,082,380,000)	(778,908)	405,891,000	1,681,163,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash	50,722,944,000	7,773,632	2,410,221,000	7,703,521,000
Cash, cash equivalents, and restricted cash at beginning of the year	39,912,279,000	6,116,824	37,502,058,000	29,798,537,000
Cash, cash equivalents, and restricted cash at end of year, including cash and cash equivalents classified within assets held for sale	90,635,223,000	13,890,456	39,912,279,000	37,502,058,000
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at end of year	115,918,000
Cash, cash equivalents, and restricted cash at end of year	90,519,305,000	13,872,691	39,912,279,000	37,502,058,000
Supplemental cash flow disclosures of continuing operations:
Cash paid for income taxes	(1,190,062,000)	(182,385)	(807,622,000)	(666,305,000)
Cash paid for interest	(1,019,932,000)	(156,311)	(679,120,000)	(421,035,000)
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with strategic cooperation agreement with Tencent	549,433,000	84,204	759,195,000
Equity investments obtained through commitment of future services and contribution of certain business			2,370,807,000	¥ 181,228,000
Right-of-use assets acquired under operating leases	10,677,689,000	1,636,427	¥ 4,860,770,000
Acquisition of equity interest in Jiangsu Five Star by loan conversion	1,024,946,000	157,080
Acquisition of equity interest in Kuayue Express by issuance of ordinary shares of JD Logistics	¥ 115,856,000	$ 17,756